Derivative Financial Instruments - Detailed Information about Weighted Average Assumptions of Warrants, Derivative Liabilities (Details)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Expected life	7 months 9 days	1 year 3 days
Equinox Gold warrant liability | Risk-free rate
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.0034	0.0018
Equinox Gold warrant liability | Expected volatility
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.468	0.471
Equinox Gold warrant liability | Expected dividend
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.000	0.000
Equinox Gold warrant liability | Share price (C$)
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	11.60	14.02
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Expected life	3 months 25 days
Solaris warrant liability | Risk-free rate
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.0009
Solaris warrant liability | Expected volatility
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.537
Solaris warrant liability | Expected dividend
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.000
Solaris warrant liability | Share price (C$)
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	16.94